Noncontrolling Interests and Redeemable Noncontrolling Interests - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Noncontrolling Interest [Line Items]
Net income (loss) attributable to other noncontrolling interest	$ 43,902,000		$ 43,902,000		$ 107,109,000	$ 115,057,000
Shareholder distributions payable	1,500,000		1,500,000		1,100,000	2,800,000	$ 1,700,000
Other Noncontrolling Interest
Noncontrolling Interest [Line Items]
Net income (loss) attributable to other noncontrolling interest	200,000		200,000		200,000	200,000
GDEV GP
Noncontrolling Interest [Line Items]
Net income (loss) attributable to other noncontrolling interest	800,000		800,000		1,200,000	0
Net income (loss) attributable to noncontrolling interest	0	$ 0	400,000	$ 0	600,000	0	0
GDEV GP II
Noncontrolling Interest [Line Items]
Net income (loss) attributable to noncontrolling interest	0	600,000	200,000	600,000	300,000	0	0
GDEV Management Holdings LLC
Noncontrolling Interest [Line Items]
Net income (loss) attributable to other noncontrolling interest	1,100,000		1,100,000		1,600,000	0
Net income (loss) attributable to noncontrolling interest	$ (200,000)	$ 0	$ (600,000)	$ 0	$ (500,000)	$ 0	$ 0